Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and Other
Revenues and other	[1]	$ 2,299,658	$ 2,429,614	$ 1,941,330
Equity income, net – affiliates	[1],[2]	195,469	115,141	101,692
Operating expenses
Cost of product	[1],[3]	415,505	953,792	517,371
Operation and maintenance	[1],[3]	480,861	345,617	332,405
General and administrative	[1],[3]	67,195	53,949	52,358
Property and other taxes	[1]	51,848	53,147	45,654
Depreciation and amortization	[1]	389,164	318,771	295,959
Impairments	[1]	230,584	180,051	17,822
Total operating expenses	[1]	1,635,157	1,905,327	1,261,569
Gain (loss) on divestiture and other, net	[1],[4]	1,312	132,388	(14,641)
Proceeds from business interruption insurance claims	[1]	0	29,882	16,270
Operating income (loss)	[1]	861,282	801,698	783,082
Interest income – affiliates	[1],[5]	16,900	16,900	16,900
Interest expense	[1],[6]	(183,831)	(142,520)	(109,272)
Other income (expense), net	[1]	(4,763)	1,384	545
Income (loss) before income taxes	[1]	689,588	677,462	691,255
Income tax expense (benefit)	[1]	58,934	(59,923)	32,969
Net income (loss)	[1]	630,654	737,385	658,286
Net income (loss) attributable to noncontrolling interests	[1]	79,083	196,595	251,208
Net income (loss) attributable to Western Gas Equity Partners, LP	[1]	551,571	540,790	407,078
Limited partners' interest in net income (loss):
Pre-acquisition net (income) loss allocated to Anadarko	[1]	(182,142)	(164,183)	(72,632)
Limited partners' interest in net income (loss)	[1]	369,429	376,607	334,446
Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other		1,905,728
Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other		88,785
Product Sales [Member]
Revenues and Other
Revenues and other		303,020
Affiliates [Member]
Revenues and Other
Revenues and other	[1],[2]	1,353,711	1,539,105	1,358,918
Operating expenses
Cost of product	[2]	168,535	74,560	75,983
Operation and maintenance	[7]	115,948	82,249	82,133
General and administrative	[8]	49,672	43,221	41,983
Total operating expenses		334,155	200,030	200,099
Interest expense	[9],[10]	(6,746)	(224)	7,747
Affiliates [Member] | Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other	[1]	1,070,066	769,305	853,837
Affiliates [Member] | Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other	[1]	3,339	0	0
Affiliates [Member] | Product Sales [Member]
Revenues and Other
Revenues and other	[1]	280,306	753,724	505,081
Affiliates [Member] | Other [Member]
Revenues and Other
Revenues and other	[1]	0	16,076	0
Third Parties [Member]
Revenues and Other
Revenues and other	[1]	945,947	890,509	582,412
Operating expenses
Interest expense		(177,085)	(142,296)	(117,019)
Third Parties [Member] | Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other	[1]	835,662	588,571	484,093
Third Parties [Member] | Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other	[1]	85,446	0	0
Third Parties [Member] | Product Sales [Member]
Revenues and Other
Revenues and other	[1]	22,714	297,486	94,168
Third Parties [Member] | Other [Member]
Revenues and Other
Revenues and other	[1]	$ 2,125	$ 4,452	$ 4,151
Limited Partner [Member]
Limited partners' interest in net income (loss):
Net income (loss) per common unit - basic and diluted	[1]	$ 1.69	$ 1.72	$ 1.53
Weighted-average common units outstanding - basic and diluted	[1]	218,936	218,931	218,922

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[3]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $49.7 million, $43.2 million and $42.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[4]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2017. See Note 1.
[5]	Represents interest income recognized on the note receivable from Anadarko.
[6]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[7]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[8]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of WES assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the WGP and WES omnibus agreements.
[9]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[10]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).